ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Mar. 31, 2017
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	March 31,
	2016	2017

ASSETS
Current assets:
Cash and cash equivalents	$1,995	$2,041
Amounts due from related parties	156,038	154,046
Prepaid expenses and other current assets	715	643

Total current assets	$158,748	$156,730

Investment in subsidiaries and VIE entities	181,858	156,123
Rental deposit and other non-current assets	5,740	1,740

TOTAL ASSETS	$346,346	$314,593

LIABILITIES AND EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	$1,658	$1,769
Amount due to related parties	1,862	387

Total current liabilities	$3,520	$2,156

Equity:
Class A common shares ($0.01 par value; 37,648,485 shares authorized as of March 31, 2016 and 2017, 33,556,439 and 33,916,439 issued and outstanding as of March 31, 2016 and 2017, respectively)	335	339
Class C common shares ($0.01 par value; 2,000,000 shares authorized as of March 31, 2016 and 2017, 805,100 shares issued and outstanding as of March 31, 2016 and 2017)	8	8
Additional paid-in capital	436,746	436,649
Accumulated deficit	(86,686)	(97,937)
Accumulated other comprehensive loss	(7,577)	(26,622)

Total iKang Healthcare Group, Inc.’s equity	342,826	312,437

TOTAL LIABILITIES AND EQUITY	$346,346	$314,593

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	Years ended March 31
	2015	2016	2017

Operating expenses:
Selling and marketing expenses	$15	$—	$—
General and administrative expenses	10,536	5,000	8,015

Total operating expenses	10,551	5,000	8,015

Interest income	25	24	89
Interest expense	—	(2)	—
Equity in earnings/(loss) of subsidiaries and VIE entities	37,639	23,303	(3,325)
Income/(loss) before provision for income tax expenses	27,113	18,325	(11,251)

Net income/(loss)	$27,113	$18,325	$(11,251)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of US dollars, except share data and per share data)

	For the years ended March 31,
	2015	2016	2017

Net income/(loss)	$27,113	$18,325	$(11,251)

Other comprehensive income/(loss)
Foreign currency translation adjustment	172	(11,703)	(18,884)
Unrealized gain/(loss) of available-for-sale investments, net of tax effect of nil	—	186	(161)
Comprehensive income/(loss) attributable to iKang Healthcare Group, Inc.	$27,285	$6,808	$(30,296)

CONDENSED STATEMENTS OF SHAREHOLDERS’ EQUITY (DEFICIT)

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	Common				Accumulated other	Total
	Comprehensive		Additional	Accumulated	comprehensive	shareholders’
	Shares	Amount	paid-in capital	deficit	income(loss)	equity
Balance at March 31, 2014	6,169,674	$61	$1,342	$(132,124)	$3,764	$(126,957)
Conversion of participating convertible redeemable preferred shares to common shares	20,781,515	208	264,301	—	—	264,509
Share-based compensation expenses			9,153	—	—	9,153
Issuance of common shares upon initial public offering, net of offering costs of $2,882	5,215,794	52	132,885	—	—	132,937
Issuance of common shares upon Green Shoe	514,556	5	13,394	—	—	13,399
Issuance of common shares in connection with exercise of options	80,000	1	821	—	—	822
Issuance of common shares in connection with share-based compensation arrangement	1,600,000	16	—	—	—	16
Capital contribution of non-controlling interest holder of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	(50)	—	—	(50)
Capital contribution of non-controlling interest holder of WA Centers HK Limited	—	—	(1,984)	—	—	(1,984)
Net income	—	—	—	27,113	—	27,113
Foreign currency translation adjustment	—	—	—	—	172	172

Balance at March 31, 2015	34,361,539	$343	$419,862	$(105,011)	$3,936	$319,130
Share-based compensation expenses	—	—	1,949	—	—	1,949
Exercise of employee share options	—	—	8,035	—	—	8,035
Settlement of acquisition payable of Shanghai Huajian Management	—	—	7,202	—	4	7,206
Additional purchase of non-controlling interest of iKang Shanghai Gubei	—	—	(302)	—	—	(302)
Net income	—	—	—	18,325	—	18,325
Foreign currency translation adjustment	—	—	—	—	(11,703)	(11,703)
Unrealized gain on available-for-sale investment	—	—	—	—	186	186

Balance at March 31, 2016	34,361,539	$343	$436,746	$(86,686)	$(7,577)	$342,826
Share-based compensation expenses	—	—	1,941	—	—	1,941
Exercise of employee share options	—	—	1,324	—	—	1,324
Issuance of common shares, to option pool, in connection with share-based compensation arrangements	350,000	4	—	—	—	4
Issuance of common shares in connection with exercise of options	10,000	0	—	—	—	0
Purchase of non-controlling interest of Shenzhen Hospital Management	—	—	(3,362)	—	—	(3,362)
Net loss	—	—	—	(11,251)	—	(11,251)
Foreign currency translation adjustment	—	—	—	—	(18,884)	(18,884)
Unrealized loss on available-for-sale investment	—	—	—	—	(161)	(161)

Balance at March 31, 2017	34,721,539	$347	$436,649	$(97,937)	$(26,622)	$312,437

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	For the years ended March 31,
	2015	2016	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$27,113	$18,325	$(11,251)
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income(loss) from subsidiaries	(37,639)	(23,303)	3,325
Share based compensation expenses	9,153	1,949	1,941
Changes in assets and liabilities:
Prepaid expenses and other current assets	(410)	775	71
Amount due from related parties	(103,142)	(27,675)	522
Accrued expenses and other current liabilities	3,349	(494)	114

Net cash used in operating activities	(101,576)	(30,423)	(5,278)

CASH FLOW FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment	—	—	4,000
Payment for long-term investments	—	(24,500)	—
Investment in subsidiaries	—	(6,000)	—
Payment for loan receivable	(740)	(1,000)	—
Payments for business acquisitions	(2,417)	—	—

Net cash (used in)/ provided by investing activities	(3,157)	(31,500)	4,000

CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares upon initial public offering	135,819	—	—
Proceeds from issuance of common shares upon Green Shoe	13,399	—	—
Payment of initial public offering expenses	(2,276)	—	—
Proceeds from exercise of share options	824	8,035	1,324
Payment for business acquisitions	(1,087)	—	—

Net cash provided by financing activities	146,679	8,035	1,324

Net increase/ (decrease) in cash and cash equivalents	41,946	(53,888)	46
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	13,937	55,883	1,995

CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$55,883	$1,995	$2,041

NOTES TO THE FINANCIAL STATEMENTS

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE entities.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries and VIE entities were over the 25% of the consolidated net assets of the Group as of March 31, 2017.

2.INVESTMENTS IN SUBSIDIARIES

The Parent Company, its subsidiaries and VIE entities were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

For the purpose of the Parent Company’s stand-alone financial information, its investments in subsidiaries and VIE entities are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from its subsidiaries and VIE entities were reported as share of income (loss) of subsidiaries and VIE entities in the accompanying Parent Company’s financial information.